Expenses for shipping activities and other expenses from operating activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Operating expenses	$ (386,679)	$ (185,327)	$ (210,527)
Insurance	(33,730)	(14,319)	(20,506)
Total vessel operating expenses	$ (420,409)	$ (199,646)	$ (231,033)